                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2003

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Gabriel Capital Corp.

Address:   450 Park Avenue
           New York, NY  10022

13F File Number:   28-4341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:


Name:     J. Ezra Merkin
Title:    President
Phone:    212-838-7200

Signature, place and date of signing:



   /s/ J. Ezra Merkin        New York, New York        November 13, 2003

Report Type (check only one):

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Gabriel Capital Corp.
28-4341

Report Summary:

   Number of Other Included managers:                1
   Form 13F Information Table Entry Total:         104
   Form 13F Information Table Value Total:     $65,232  (thousands)


List of Other Included Managers:

   No.  13F File No.   Name

   01   28-6882        STEPHEN FEINBERG

                          FORM 13F INFORMATION TABLE

Gabriel Capital Corp.
28-4341


SEC Form 13 - F 09/30/03

                    ITEM 1                ITEM 2           ITEM 3        ITEM 4          ITEM 5        ITEM 6     ITEM 7   ITEM 8
                    ------                ------           ------        ------          ------        ------     ------   ------

                   DESCRIBE           TITLE OF CLASS       CUSIP        QUANTITY      MARKET VALUE   INVESTMENT  MANAGER   VOTING
                   --------            -------------       -----        --------      ------------   ----------  -------   ------
3COM CORP                                   COM           885535104        4,000        $23,640.00     SOLE (A)    N/A    SOLE (A)
AASTROM BIOSCIENCES                         COM           00253U107      140,725       $198,422.25     SOLE (A)    N/A    SOLE (A)
AMERICAN PHARMACEUTICAL PARTNERS            COM           02886P109        1,200        $37,632.00     SOLE (A)    N/A    SOLE (A)
AMERICAN RICE COMMON STOCK                  COM           029320108    2,388,884    $19,111,072.00     SOLE (A)    N/A    SOLE (A)
ANTHEM INC                                  COM           03674B104        1,000        $71,330.00     SOLE (A)    N/A    SOLE (A)
ANVIL HOLDINGS INC 13%3/15/09 SER B         COM           037344702       28,176       $619,872.00     SOLE (A)    N/A    SOLE (A)
AOL TIME WARNER                             COM           00184A105        5,800        $87,638.00     SOLE (A)    N/A    SOLE (A)
APARTMENT INVESTMENT & MANAGEMENT CO.       COM           03748R101      565,798    $22,269,809.00    SHARED (B)   N/A   SHARED (B)
APPLE COMPUTER                              COM           037833100        2,000        $41,440.00     SOLE (A)    N/A    SOLE (A)
ARIAD PHARMACEUTICAL                        COM           04033A100       10,200        $61,404.00     SOLE (A)    N/A    SOLE (A)
AVANIR PHARMACEUTICALS CL A                 COM           05348P104       26,000        $40,560.00     SOLE (A)    N/A    SOLE (A)
AVANT IMMUNOTHERAP WRTS EXP8/24/03          COM           053491114        3,979             $0.00     SOLE (A)    N/A    SOLE (A)
AVANT IMMUNOTHERAPEUTICS                    COM           053491106        9,000        $21,690.00     SOLE (A)    N/A    SOLE (A)
BOSTON SCIENTIFIC CORP                      COM           101137107        3,000       $191,400.00     SOLE (A)    N/A    SOLE (A)
BROADCOM CORP CL A                          COM           111320107        1,000        $26,660.00     SOLE (A)    N/A    SOLE (A)
CALIFORNIA COASTAL COMMUNITIES INC          COM           129915203      100,571       $892,065.00    SHARED (B)   N/A   SHARED (B)
CALPINE CORP TRT II 5.5%2/01/05 PFD         COM           13134E309        5,000       $212,500.00     SOLE (A)    N/A    SOLE (A)
CANADIAN NATURAL RESOURCES LTD              COM           136385101       10,000       $411,600.00     SOLE (A)    N/A    SOLE (A)
CANDIES INC                                 COM           137409108        4,000         $9,508.00     SOLE (A)    N/A    SOLE (A)
CEL-SCI CORP                                COM           150837409      221,800       $206,274.00     SOLE (A)    N/A    SOLE (A)
CEPHEID                                     COM           15670R107        4,300        $20,210.00     SOLE (A)    N/A    SOLE (A)
CERUS CORP                                  COM           157085101        2,000         $9,280.00     SOLE (A)    N/A    SOLE (A)
CIENA CORP                                  COM           171779101       11,400        $66,804.00     SOLE (A)    N/A    SOLE (A)
CITIGROUP INC LITIGATION WARRANTS           COM           172967127      366,300       $395,604.00     SOLE (A)    N/A    SOLE (A)
CLARENT CORP                                COM           180461105      125,000         $1,875.00     SOLE (A)    N/A    SOLE (A)
CLEAR CHANNEL COMMUNICATIONS INC            COM           184502102        3,000       $114,900.00     SOLE (A)    N/A    SOLE (A)
CMGI INC                                    COM           125750109       20,000        $30,960.00     SOLE (A)    N/A    SOLE (A)
CNA FINANCIAL CORP                          COM           126117100       10,000       $210,200.00     SOLE (A)    N/A    SOLE (A)
CNF INC                                     COM           12612W104        6,000       $192,300.00     SOLE (A)    N/A    SOLE (A)
CORNING INC                                 COM           219350105        4,000        $37,680.00     SOLE (A)    N/A    SOLE (A)
CORVIS CORP                                 COM           221009103       23,000        $29,670.00     SOLE (A)    N/A    SOLE (A)
CRONOS GROUP, N.V.                          ORD           L20708100       69,900       $276,804.00    SHARED (B)   N/A   SHARED (B)
CRYO-CELL INTERNATIONAL INC                 COM           228895108          100            $66.00     SOLE (A)    N/A    SOLE (A)
CYTOGEN CORP NEW                            COM           232824300       18,400       $197,064.00     SOLE (A)    N/A    SOLE (A)
EMAGIN CORP                                 COM           29076N107        3,000         $4,620.00     SOLE (A)    N/A    SOLE (A)
ENTREMED INC                                COM           29382F103       49,000       $231,770.00     SOLE (A)    N/A    SOLE (A)
EUROTECH LTD                                COM           298796103       21,600         $1,404.00     SOLE (A)    N/A    SOLE (A)
FLAMEL TECHNOLOGIES SPON ADR                COM           338488109        1,000        $33,710.00     SOLE (A)    N/A    SOLE (A)
FOOD TECHNOLOGY SERVICE                     COM           344798103       17,000        $17,170.00     SOLE (A)    N/A    SOLE (A)
FOSTER WHEELER PRFD CPL TRT 9% SR A         COM           302684204        7,550        $16,006.00     SOLE (A)    N/A    SOLE (A)
GENOME THERAPEUTICS CORP                    COM           372430108       59,630       $178,890.00     SOLE (A)    N/A    SOLE (A)
GEORGIA GULF CORP                           COM           373200203       15,000       $350,250.00     SOLE (A)    N/A    SOLE (A)
GERON CORP                                  COM           374163103        5,600        $76,664.00     SOLE (A)    N/A    SOLE (A)
HECLA MINING CO 7.00% SER B PRFD            COM           422704205       13,500       $614,250.00     SOLE (A)    N/A    SOLE (A)
HUMAN GENOME SCIENCES                       COM           444903108       16,300       $223,799.00     SOLE (A)    N/A    SOLE (A)
IMAX CORP                                   COM           45245E109        2,000        $15,800.00     SOLE (A)    N/A    SOLE (A)
JAMESWAY CORP                               COM           470737107      555,855             $0.00     SOLE (A)    N/A    SOLE (A)
JDS UNIPHASE CORP                           COM           46612J101       17,000        $61,200.00     SOLE (A)    N/A    SOLE (A)
KINDRED HEALTHCARE INC                      COM           494580103      104,967     $3,929,964.48     SOLE (A)    N/A    SOLE (A)
LIFEPOINT INC                               COM           53215R100       66,000        $27,720.00     SOLE (A)    N/A    SOLE (A)
LILLY ELI  AND COMPANY                      COM           532457108        3,000       $178,200.00     SOLE (A)    N/A    SOLE (A)
LUCENT TECHNOLOGIES                         COM           549463107       20,000        $43,200.00     SOLE (A)    N/A    SOLE (A)
MATRITECH INC                               COM           576818108       33,300        $63,270.00     SOLE (A)    N/A    SOLE (A)
MEDAREX INC                                 COM           583916101       21,000       $123,900.00     SOLE (A)    N/A    SOLE (A)
MI DEVELOPMENTS, INC                        COM           55304X104       60,000     $1,362,000.00     SOLE (A)    N/A    SOLE (A)
MILLENNIUM CHEMICALS INC                    COM           599903101        5,000        $47,750.00     SOLE (A)    N/A    SOLE (A)
MOTOROLA INC                                COM           620076109        1,000        $11,950.00     SOLE (A)    N/A    SOLE (A)
MRV COMMUNICATIONS                          COM           553477100       54,753       $150,570.75     SOLE (A)    N/A    SOLE (A)
NABI BIOPHARMACEUTICALS                     COM           629519109        6,792        $57,256.56     SOLE (A)    N/A    SOLE (A)
NEORX CORP (NEW)                            COM           640520300          100           $619.00     SOLE (A)    N/A    SOLE (A)
NEXTEL COMMUNICATIONS INC CL A              COM           65332V103        1,000        $19,710.00     SOLE (A)    N/A    SOLE (A)
NEXTWAVE TELECOM, CL B                      COM           65332M103       51,136       $166,192.00     SOLE (A)    N/A    SOLE (A)
NOEL GROUP                                  COM           655260107    1,974,736             $0.00     SOLE (A)    N/A    SOLE (A)
NOEL GROUP LIQUIDATING TRUST                COM           655266104    1,974,736       $296,210.40     SOLE (A)    N/A    SOLE (A)
NOEL GROUP/CAREER BLAZERS PHYS UNIT         COM           655260305    1,982,736         $1,982.74     SOLE (A)    N/A    SOLE (A)
NOEL GROUP/LEVCOR INTL                      COM           52729D102      132,167       $363,459.25     SOLE (A)    N/A    SOLE (A)
NOKIA CORP                                  COM           654902204        2,000        $31,200.00     SOLE (A)    N/A    SOLE (A)
NYMOX PHARMACEUTICAL CORP                   COM           67076P102    1,081,600     $2,714,816.00     SOLE (A)    N/A    SOLE (A)
OM GROUP INC                                COM           670872100       29,950       $438,468.00     SOLE (A)    N/A    SOLE (A)
PELICAN FINANCIAL INC                       COM           705808103       22,500       $239,850.00     SOLE (A)    N/A    SOLE (A)
PENN TRAFFIC COMPANY                        COM           707832200       12,025         $1,804.00    SHARED (B)   N/A   SHARED (B)
PEREGRINE PHARMACEUTICALS INC               COM           713661106       26,167        $56,259.05     SOLE (A)    N/A    SOLE (A)
PEREGRINE SYSTEMS INC                       COM           71366Q101       25,000        $12,375.00     SOLE (A)    N/A    SOLE (A)
PEREGRINE SYSTEMS INC                       COM           71366Q200       10,000       $170,500.00     SOLE (A)    N/A    SOLE (A)
PHARMOS CORP                                COM           717139208       12,000        $30,360.00     SOLE (A)    N/A    SOLE (A)
PHILIP SERVICES CORP                        COM           718193105       57,704         $5,770.40     SOLE (A)    N/A    SOLE (A)
PHOTOELECTRON CORP                          COM           719320103      499,850        $22,493.25     SOLE (A)    N/A    SOLE (A)
PLUG POWER INC                              COM           72919P103       10,000        $51,300.00     SOLE (A)    N/A    SOLE (A)
PRAECIS PHARMACEUTICALS INC                 COM           739421105        4,121        $27,857.96     SOLE (A)    N/A    SOLE (A)
PROGRESS ENERGY INC EQUITY DERIV            COM           743263AA3      450,000        $54,000.00     SOLE (A)    N/A    SOLE (A)
PURCHASEPRO.COM, INC                        COM           746144302        1,200            $24.00     SOLE (A)    N/A    SOLE (A)
RAMBUS                                      COM           750917106        4,000        $67,200.00     SOLE (A)    N/A    SOLE (A)
REPLIGEN CORP                               COM           759916109        2,000        $10,780.00     SOLE (A)    N/A    SOLE (A)
SCICLONE PHARMACEUTICALS INC                COM           80862K104       17,252       $138,016.00     SOLE (A)    N/A    SOLE (A)
SEITEL INC                                  COM           816074306      100,000        $33,000.00     SOLE (A)    N/A    SOLE (A)
SIEBEL SYSTEMS                              COM           826170102        3,800        $37,088.00     SOLE (A)    N/A    SOLE (A)
SILICON GRAPHICS INC                        COM           827056102          400           $384.00     SOLE (A)    N/A    SOLE (A)
SIRIUS SATELLITE RADIO INC                  COM           82966U103       50,000        $91,000.00     SOLE (A)    N/A    SOLE (A)
SPEEDUS CORP                                COM           847723103          236           $278.00    SHARED (B)   N/A   SHARED (B)
STEEL PARTNERS LTD                          COM           858145105          739        $64,293.00     SOLE (A)    N/A    SOLE (A)
STEMCELLS                                   COM           85857R105      183,533       $326,688.74     SOLE (A)    N/A    SOLE (A)
SUN MICROSYSTEMS                            COM           866810104        4,000        $13,240.00     SOLE (A)    N/A    SOLE (A)
TEXAS GENCO HOLDINGS INC                    COM           882443104       20,000       $476,000.00     SOLE (A)    N/A    SOLE (A)
TEXAS INSTRUMENTS                           COM           882508104        2,000        $45,600.00     SOLE (A)    N/A    SOLE (A)
TRANS WORLD ENTERTAINMENT CORP              COM           89336Q100      499,718     $2,823,406.70     SOLE (A)    N/A    SOLE (A)
TRANSMETA CORP/DELAWARE                     COM           89376R109        5,000        $14,350.00     SOLE (A)    N/A    SOLE (A)
TV MAX HOLDINGS                             COM           87307X104      155,306     $1,009,489.00     SOLE (A)    N/A    SOLE (A)
TXU EUROPE CAPITAL-9.75% PFD                COM           87316S203       15,000        $86,250.00     SOLE (A)    N/A    SOLE (A)
VIEWPOINT CORP                              COM           92672P108    1,417,876     $1,105,943.28     SOLE (A)    N/A    SOLE (A)
VIISAGE TECHNOLOGY                          COM           92675K106          100           $391.00     SOLE (A)    N/A    SOLE (A)
VIROPHARMA INC                              COM           928241108       38,353       $105,010.51     SOLE (A)    N/A    SOLE (A)
WHEREHOUSE ENTERTAINMENT, INC               COM           963281100      539,004        $67,375.50     SOLE (A)    N/A    SOLE (A)
WORLDCOM INC-MCI GROUP                      COM           98157D304        2,000           $500.00     SOLE (A)    N/A    SOLE (A)
ZIX CORP                                    COM           98974P100        1,000         $8,100.00     SOLE (A)    N/A    SOLE (A)
ZSFH, LLC EARNOUT NOTE SES I                COM           98878WAA0          822        $62,995.45     SOLE (A)    N/A    SOLE (A)

                                                                                    $65,231,878.27